UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816-1425

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

(808) 988-8088

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

The Registrant’s schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Par Value		Value (Note 1 (A))
HAWAII MUNICIPAL BONDS – 93.78%
	Hawaii County
	General Obligation Bonds – 2.01%
$1,025,000	5.000%, 09/01/27	$1,244,903
800,000	4.000%, 09/01/31	912,400
460,000	5.000%, 09/01/32	549,737
500,000	5.000%, 09/01/33	609,990
		3,317,030

	Hawaii State
	General Obligation Bonds – 4.46%
2,000,000	4.000%, 10/01/26	2,298,400
2,000,000	5.000%, 08/01/30	2,317,620
1,500,000	3.375%, 01/01/36	1,616,385
1,000,000	4.000%, 05/01/36	1,130,640
		7,363,045

	Airport Systems Revenue Bonds – 10.63%
1,000,000	5.000%, 07/01/24	1,054,270
690,000	5.250%, 07/01/26	703,979
1,330,000	5.250%, 07/01/27	1,356,480
1,200,000	5.250%, 07/01/28	1,223,640
1,000,000	5.000%, 07/01/35	1,219,640
750,000	5.000%, 07/01/41	857,618
735,000	5.000%, 07/01/43	877,906
7,335,000	5.000%, 07/01/45	8,361,680
1,600,000	5.000%, 07/01/48	1,898,672
		17,553,885

	Certificates of Participation–State Office Buildings – 0.31%
500,000	4.000%, 05/01/20	504,790
		504,790

See accompanying notes to schedule of investments.	1

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2019 (Unaudited)

Par Value		Value (Note 1 (A))
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 8.71%
$1,000,000	3.250%, 01/01/25	$1,052,600
3,000,000	3.100%, 05/01/26	3,153,750
1,890,000	4.000%, 03/01/37	2,035,738
8,000,000	3.200%, 07/01/39	8,136,560
		14,378,648

	Hawaii Pacific Health – 1.14%
240,000	5.500%, 07/01/38	267,391
1,450,000	5.500%, 07/01/43	1,612,908
		1,880,299

	Hawaii Mid-Pacific Institute – 1.95%
1,570,000	5.000%, 01/01/26	1,574,427
1,635,000	4.625%, 01/01/36	1,638,434
		3,212,861

	Kahala Nui – 7.12%
500,000	5.000%, 11/15/21	536,970
2,900,000	5.000%, 11/15/27	3,216,361
3,200,000	5.125%, 11/15/32	3,531,296
4,055,000	5.250%, 11/15/37	4,464,028
		11,748,655

	Queen’s Health Systems – 6.30%
2,000,000	5.000%, 07/01/23	2,248,660
500,000	5.000%, 07/01/27	588,875
6,185,000	5.000%, 07/01/35	7,091,721
435,000	4.000%, 07/01/40	464,228
		10,393,484

	Department of Hawaiian Home Lands – 1.25%
600,000	5.000%, 04/01/30	731,622
800,000	5.000%, 04/01/31	971,536
300,000	5.000%, 04/01/32	363,405
		2,066,563

See accompanying notes to schedule of investments.	2

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2019 (Unaudited)

Par Value		Value (Note 1 (A))
	Department of Hawaiian Home Lands COP – 1.15%
$680,000	5.000%, 11/01/29	$844,907
500,000	5.000%, 11/01/30	618,205
350,000	5.000%, 11/01/31	430,021
		1,893,133

	Department of Transportation Airports COP – 4.78%
1,000,000	5.000%, 08/01/23	1,124,890
1,420,000	5.250%, 08/01/24	1,608,093
2,570,000	5.250%, 08/01/26	2,901,787
1,000,000	5.000%, 08/01/27	1,117,460
1,025,000	5.000%, 08/01/28	1,142,373
		7,894,603

	Highway Revenue – 5.45%
1,500,000	5.000%, 01/01/27	1,742,700
500,000	4.000%, 01/01/32	563,690
2,065,000	5.000%, 01/01/33	2,370,124
1,250,000	4.000%, 01/01/34	1,403,050
1,360,000	4.000%, 01/01/35	1,523,472
1,250,000	4.000%, 01/01/36	1,396,975
		9,000,011

	Housing Authority
	HFDC Multi-Family-Kuhio Park– 3.42%
2,430,000	4.750%, 10/01/27	2,521,319
3,000,000	4.950%, 04/01/29	3,118,410
		5,639,729

	HFDC Multi-Family-Iwilei Apartments– 2.62%
150,000	3.300%, 01/01/26	155,414
4,035,000	3.750%, 01/01/31	4,173,400
		4,328,814

	HFDC Multi-Family-Kooloaula Apartments– 2.21%
110,000	3.125%, 09/01/22	113,331
3,435,000	4.000%, 09/01/33	3,541,828
		3,655,159

See accompanying notes to schedule of investments.	3

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2019 (Unaudited)

Par Value		Value (Note 1 (A))
	HFDC Multi-Family-Hale Kewalo Apartments– 0.91%
$1,500,000	1.900%, 01/01/21	$1,500,570
		1,500,570

	University of Hawaii - Revenue Bonds – 4.73%
500,000	3.000%, 10/01/28	552,215
2,000,000	5.000%, 10/01/29	2,445,320
1,200,000	5.000%, 10/01/30	1,460,856
1,600,000	5.000%, 10/01/31	1,942,368
500,000	5.000%, 10/01/34	589,105
655,000	5.000%, 10/01/34	808,139
		7,798,003

	Honolulu City & County
	General Obligation Bonds – 4.57%
500,000	5.000%, 09/01/32	618,610
1,000,000	5.000%, 10/01/35	1,178,860
500,000	4.000%, 09/01/36	573,510
1,200,000	4.000%, 09/01/37	1,353,168
1,400,000	5.000%, 10/01/37	1,640,408
735,000	4.000%, 09/01/39	832,116
1,100,000	5.000%, 09/01/42	1,350,635
		7,547,307

	Water System Revenue Bonds
	Board of Water Supply – 4.76%
1,035,000	5.000%, 07/01/25	1,205,899
1,500,000	4.500%, 07/01/28	1,615,830
2,000,000	5.000%, 07/01/29	2,311,020
2,500,000	5.000%, 07/01/32	2,721,050
		7,853,799

See accompanying notes to schedule of investments.	4

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2019 (Unaudited)

Par Value		Value (Note 1 (A))
	Wastewater System Revenue Bonds – 7.68%
$1,750,000	5.000%, 07/01/26	$2,089,360
1,000,000	5.000%, 07/01/26	1,195,090
2,000,000	5.000%, 07/01/32	2,350,740
1,000,000	5.000%, 07/01/34	1,197,430
1,520,000	5.000%, 07/01/36	1,812,205
2,000,000	4.000%, 07/01/38	2,252,060
500,000	4.000%, 07/01/42	557,755
1,000,000	5.000%, 07/01/49	1,230,470
		12,685,110

	Kauai County
	General Obligation Bonds – 1.30%
400,000	3.125%, 08/01/23	418,464
770,000	5.000%, 08/01/24	816,446
880,000	3.625%, 08/01/25	913,405
		2,148,315

	Kukuiula Development – 2.87%
1,090,000	5.625%, 05/15/33	1,170,889
2,250,000	5.750%, 05/15/42	2,418,030
1,000,000	5.000%, 05/15/49	1,148,140
		4,737,059

	Maui County
	General Obligation Bonds – 3.45%
1,000,000	5.000%, 09/01/23	1,139,930
3,000,000	2.125%, 06/01/24	3,095,550
1,000,000	4.000%, 09/01/28	1,135,360
300,000	3.500%, 09/01/37	326,115
		5,696,955

	Total Hawaii Municipal Bonds (Cost $148,509,011)	$154,797,827

See accompanying notes to schedule of investments.	5

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Concluded)

December 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))
PRE-REFUNDED[1]
HAWAII MUNICIPAL BONDS – 4.16%

	Hawaii State
	Highway Revenue – 1.07%
$1,640,000	5.000%, 01/01/26		$1,767,526

	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaii Pacific Health – 3.09%
5,000,000	5.500%, 07/01/40		5,107,700

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $6,561,377)		$6,875,226

	Total Investments (Cost $155,070,388) (a)	97.94%	$161,673,053
	Other Assets Less Liabilities	2.06%	3,405,618
	Net Assets	100.00%	$165,078,671

(a)	Aggregate cost for federal income tax purposes is $155,070,388.

At December 31, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$6,618,221
Gross unrealized (depreciation)	(15,556)
Net unrealized appreciation	$6,602,665

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to schedule of investments.	6

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund which is currently offering one Class of Shares: Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Concluded)

December 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of December 31, 2019. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$161,673,053	$-	$161,673,053

There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to December 31, 2019 for potential recognition or disclosure through the date the report was issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

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Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

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SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Date:	January 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Date:	January 30, 2020

By:	/s/ Lee Ann Y. Matsuda
Lee Ann Y. Matsuda, Treasurer

Date:	January 30, 2020

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